Parent only financial information (Tables)	12 Months Ended
Dec. 31, 2020
Parent only financial information
Schedule of Condensed Balance Sheets

(a)    Condensed Balance Sheets

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	431,029	309,566
Total current asset	431,029	309,566
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	2,145,325	2,219,626
Total non-current asset	2,145,325	2,219,626
Total assets	2,576,354	2,529,192
Liabilities
Current liability
Accrued expenses and other current liabilities	29,202	33,549
Total current liability	29,202	33,549
Total liabilities	29,202	33,549
Equity
Class A ordinary shares	1	1
Additional paid-in capital	4,880,135	4,982,885
Accumulated other comprehensive loss	(368,897)	(396,951)
Accumulated deficit	(1,964,087)	(2,090,292)
Total equity	2,547,152	2,495,643

Total liabilities and equity	2,576,354	2,529,192

Schedule of Condensed Statements of Results of Operations

(b)    Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	(72)	(881)	(13,607)
Total operating expenses	(72)	(881)	(13,607)
Loss from operations	(72)	(881)	(13,607)
Equity income (loss) of subsidiaries and the VIE and VIE’s subsidiaries	22,921	147,511	(115,964)
Other (expenses) income:
Interest (expenses) income, net	(2)	(2)	3,366
Income (loss) before income tax	22,847	146,628	(126,205)
Income tax expense	—	—	—
Net income (loss)	22,847	146,628	(126,205)
Accretion of Redeemable Convertible Preferred Shares	(248,186)	(116,308)	-
Deemed dividend to preferred shareholder	—	(642,174)	-
Net loss attributable to ordinary shareholders	(225,339)	(611,854)	(126,205)

Schedule of Condensed statements of cash flows

(c)    Condensed statements of cash flows

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	25	(883)	(5,894)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	(64,295)	(115,569)
Investment in short-term investments	—	(380,901)	(1,185,713)
Proceeds from redemption of short-term investments	—	380,901	1,185,713
Net cash used in investing activities	—	(64,295)	(115,569)
Cash flows provided by financing activities:
Proceeds from initial public offering, net of offering cost	—	498,436	—
Net cash provided by financing activities	—	498,436	—
Effect of exchange rate changes on cash and cash equivalents	1	(2,265)	—
Net increase (decrease) in cash and cash equivalents	26	430,993	(121,463)
Cash and cash equivalents at the beginning of the year	10	36	431,029
Cash and cash equivalents at the end of the year	36	431,029	309,566